Earnings per share	12 Months Ended
Dec. 31, 2020
Earnings per share
Earnings per share

9.     Earnings per share

Basic earnings per share are calculated by dividing net income attributable to the owners of the Company by the weighted average number of ordinary shares of the Company outstanding over the period.

On May 8, 2020 the Company issued 317,860 new shares, bringing the total number of issued ordinary shares to 50,317,860, and settled with this issue the 18.75% of the awards which vested on the first anniversary of the IPO under the 2016 HeadHunter Unit Option Plan. See Note 21(a)(i).

Diluted earnings per share are calculated by dividing the net income attributable to the owners of the Company by the weighted average number of ordinary shares outstanding over the period plus number of ordinary shares that would be issued if all existing convertible instruments, if any, were converted.

Under the 2016 HeadHunter Unit Option Plan, the Company may issue up to 1,271,436 new shares to settle the awards provided by the plan over the period of 4 years from the date of the IPO (see Note 21(a)(i)), of which 317,860 have already been issued and the remaining 953,576 shares may be issued after December 31, 2020.

Under the 2018 HeadHunter Unit Option Plan, the Company may issue new shares to settle the awards provided in the plan over the period of 7 years from the grant date (see Note 21(a)(ii)) depending on share price performance; if on December 31, 2020 all units would vest, 368,383 new shares would have been issued.

Also, as of December 31, 2020 the Company may issue up to 36,955 new shares over next 3 year period as part of the remuneration of its Board of Directors.

Accordingly, 1,358,914 new shares may be issued by the Company in total as of December 31, 2020 in relation to the management incentive and Board of Directors remuneration agreeements (as of December 31, 2019 – 1,514,114, as of December 31, 2018 – nil).

	For the year ended December 31,
(in thousands of Russian Roubles, except number of shares and per share amounts)	2020	2019	2018*
Net income attributable to owners of the Company	1,748,960	1,448,018	949,307
Weighted average number of ordinary shares outstanding (note 20)	50,206,696	50,000,000	50,000,000
Effects of dilution from:
Share options (weighted average)	1,377,708	956,590	—
Weighted average number of ordinary shares outstanding adjusted for the effect of dilution	51,584,404	50,956,590	50,000,000
Earnings per share (in Russian Roubles per share)
Basic	34.84	28.96	18.99
Diluted	33.90	28.42	18.99
*The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under the approach, comparative information is not restated. See Note 4.